UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Regents of the University of California

Address:   Address: 1111 Broadway, Suite 1400
           Oakland, CA 94607


Form 13F File Number: 28-00224


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Marie Berggren
Title:  Treasurer
Phone:  (510) 987-9600

Signature,  Place,  and  Date  of  Signing:

/s/ Marie Berggren                 Oakland, CA                        4/26/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $13,124,340.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                 COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- --------------------- --------- --------- ------------------ ---------- -------- ----------------
                                                                        SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS       CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- --------------------- --------- --------- --------- --- ---- ---------- -------- ---- ------ ----
AT+T INC                     COMMON STOCK USD1.0   00206R102   489,668 18,950.00          SOLE                   X      0    0
AIR PRODUCTS + CHEMICALS INC COMMON STOCK USD1.0   9158106     754,290 10,200.00          SOLE                   X      0    0
ANADARKO PETROLEUM CORP      COMMON STOCK USD.1    32511107    335,164  4,602.00          SOLE                   X      0    0
ATHERSYS INC                 Common Stock USD.001  04744L106   211,166 68,118.00          SOLE                   X      0    0
BILL BARRETT CORP            COMMON STOCK USD.001  06846N104   838,383 27,300.00          SOLE                   X      0    0
COCA COLA CO/THE             COMMON STOCK USD.25   191216100   495,000  9,000.00          SOLE                   X      0    0
CROWN CASTLE INTL CORP       COMMON STOCK USD.01   228227104   655,453 17,145.00          SOLE                   X      0    0
WALT DISNEY CO/THE           COMMON STOCK USD.01   254687106   209,460  6,000.00          SOLE                   X      0    0
EXXON MOBIL CORP             COMMON STOCK NPV      30231G102 2,250,528 33,600.00          SOLE                   X      0    0
GENERAL ELECTRIC CO          COMMON STOCK USD.06   369604103   720,720 39,600.00          SOLE                   X      0    0
HANSEN MEDICAL INC           COMMON STOCK USD.0001 411307101   120,140 52,463.00          SOLE                   X      0    0
HEWLETT PACKARD CO           COMMON STOCK USD.01   428236103   223,230  4,200.00          SOLE                   X      0    0
ESTEE LAUDER COMPANIES CL A  COMMON STOCK USD.01   518439104 1,083,329 16,700.00          SOLE                   X      0    0
MCGRAW HILL COMPANIES INC    COMMON STOCK USD1.0   580645109   213,900  6,000.00          SOLE                   X      0    0
MERCK  CO INC                Common Stock USD.01   58933Y105   806,760 21,600.00          SOLE                   X      0    0
PFIZER INC                   COMMON STOCK USD.05   717081103   472,997 27,580.00          SOLE                   X      0    0
SPDR S+P MIDCAP 400 ETF TRUS MUTUAL FUNDS          78467Y107   801,696  5,600.00          SOLE                   X      0    0
SYMYX TECHNOLOGIES INC       COMMON STOCK USD.001  87155S108    60,242 13,417.00          SOLE                   X      0    0
VANCEINFO TECHNOLOGIES INC   ADR                   921564100 1,269,549 56,956.00          SOLE                   X      0    0
VERIZON COMMUNICATIONS INC   COMMON STOCK USD.1    92343V104   550,140 17,735.00          SOLE                   X      0    0
WELLS FARGO + CO             COMMON STOCK USD1.666 949746101   562,525 18,076.00          SOLE                   X      0    0


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